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Statement of Additional Information Supplement dated May 7, 2021

The purpose of this mailing is to provide you with changes to the current Statement of Additional Information for the Funds listed below:

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Core Bond Fund

Invesco Developing Markets Fund

Invesco Discovery Mid Cap Growth Fund

Invesco Emerging Markets All Cap Fund

Invesco Emerging Markets Innovators Fund

Invesco Emerging Markets Local Debt Fund

Invesco Emerging Markets Select Equity Fund

Invesco Fundamental Alternatives Fund

Invesco Global Allocation Fund

Invesco Global Infrastructure Fund

Invesco Global Strategic Income Fund

Invesco Global Targeted Returns Fund

Invesco Greater China Fund

Invesco Health Care Fund

Invesco International Bond Fund

Invesco Macro Allocation Strategy Fund

Invesco Multi-Asset Income Fund

Invesco U.S. Managed Volatility Fund

Invesco World Bond Factor Fund

The following information replaces in its entirety the information in the table on page 99 of the Statement of Additional Information:

Fund Name	Annual Rate/Net Assets Per Advisory Agreement

Invesco Balanced-Risk Allocation Fund	0.950% of first $250M 0.925% of next $250M 0.900% of next $500M 0.875% if next $1.5B 0.850% of next $2.5B 0.825% of next $2.5B 0.800% of next $2.5B 0.775% of amount over $10B

Invesco Balanced-Risk Commodity Strategy Fund	1.050% of first $250M 1.025% of next $250M 1.00% of next $500M 0.975% of next $1.5B 0.950% of next $2.5B 0.925% of next $2.5B 0.900% of next $2.5B 0.875% of amount over $10B

Invesco Core Bond Fund	0.40% of first $500M 0.35% of next $500M 0.33% of next $4B 0.31% of amount over $5B

Invesco Developing Markets Fund	1.00% of first $250M 0.95% of next $250M 0.90% of next $500M 0.85% of next $6B 0.80% of next $3B 0.75% of next $20B 0.74% of next $15B 0.73% of amount over $45B

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Fund Name	Annual Rate/Net Assets Per Advisory Agreement

Invesco Discovery Mid Cap Growth Fund	0.68% of first $500M 0.65% of next $500M 0.62% of next $4B 0.60% of amount over $5B

Invesco Emerging Markets All Cap Fund Invesco Emerging Markets Select Equity Fund	0.935% of first $250M 0.91% of next $250M 0.885% of next $500M 0.86% of next $1.5B 0.835% of next $2.5B 0.81% of next $2.5B 0.785% of next $2.5B 0.76% of amount over $10B

Invesco Emerging Markets Innovators Fund	1.15% of first $500M 1.10% of next $500M 1.05% of next $4B 1.00% of amount over $5B

Invesco Emerging Markets Local Debt Fund	0.70% of first $500M 0.65% of next $500M 0.60% of next $4B 0.58% of amount over $5B

Invesco Fundamental Alternatives Fund	0.85% of first $1B 0.80% of next $500M 0.75% of next $500M 0.70% of next $500M 0.65% of next $500M 0.60% of next $500M 0.55% of next $500M 0.50% of amount over $4B

Invesco Global Allocation Fund	0.80% of first $1B 0.76% of next $2B 0.71% of next $1B 0.66% of next $1B 0.60% of next $1B 0.55% of next $1B 0.50% of next $2B 0.48% of amount over $9B

Invesco Global Infrastructure Fund	0.840% of first $1B 0.800% of next $1B 0.780% of next $3B 0.7325% of amount over $5B

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Fund Name	Annual Rate/Net Assets Per Advisory Agreement

Invesco Global Strategic Income Fund	0.75% of first $200M 0.72% of next $200M 0.69% of next $200M 0.66% of next $200M 0.60% of next $200M 0.50% of next $4B 0.48% of next $5B 0.46% of amount over $10B

Invesco Global Targeted Returns Fund Invesco Macro Allocation Strategy Fund	1.10% of first $250M 1.08% of next $250M 1.05% of next $500M 1.03% of next $1.5B 1.00% of next $2.5B 0.98% of next $2.5B 0.95% of next $2.5B 0.93% of amount over $10B

Invesco Greater China Fund	0.87% of first $1B 0.82% of next $1B 0.77% of next $49B 0.76% of amount over $51B

Invesco Health Care Fund	0.75% of first $350M 0.65% of next $350M 0.55% of next $1.3B 0.45% of next $2B 0.40% of next $2B 0.375% of next $2B 0.35% of amount over $8B

Invesco International Bond Fund	0.75% of first $200M 0.72% of next $200M 0.69% of next $200M 0.66% of next $200M 0.60% of next $200M 0.50% of next $4B 0.48% of next $10B 0.45% of amount over $15B

Invesco Multi-Asset Income Fund	0.50% of first $500M 0.45% of next $500M 0.40% of next $500M 0.39% of amount over $1.5B

Invesco U.S. Managed Volatility Fund	0.10% of All Assets

Invesco World Bond Factor Fund	0.27% of first $2B 0.25% of amount over $2B

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